FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Carrying values of derivatives by type of risk (Details) $ in Millions	Dec. 31, 2024 COP ($) operation	Dec. 31, 2023 COP ($)
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 2,938,142	$ 6,252,270
Derivative financial instruments	$ 2,679,643	6,710,364
Number of operations | operation	14,105
Number of operations, matured | operation	13,741
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	$ 1,136,475	4,384,921
Derivative financial instruments	973,662	4,536,834
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,699,289	1,656,761
Derivative financial instruments	1,623,499	1,940,943
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	102,378	210,588
Derivative financial instruments	82,482	232,587
Carrying Amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	2,938,142	6,252,270
Derivative financial instruments	2,679,643	6,710,364
Carrying Amount | Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,136,475	4,384,921
Derivative financial instruments	973,662	4,536,834
Total derivative financial assets (liabilities)	162,813	(151,913)
Carrying Amount | Forwards | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,084,830	4,381,906
Derivative financial instruments	972,295	4,526,353
Carrying Amount | Forwards | Equity contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	51,645	3,015
Derivative financial instruments	1,367	10,481
Carrying Amount | Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,699,289	1,656,761
Derivative financial instruments	1,623,499	1,940,943
Total derivative financial assets (liabilities)	75,790	(284,182)
Carrying Amount | Swaps | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	1,463,256	1,304,337
Derivative financial instruments	1,332,431	1,491,086
Carrying Amount | Swaps | Interest rate contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	236,033	352,424
Derivative financial instruments	291,068	449,857
Carrying Amount | Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	102,378	210,588
Derivative financial instruments	82,482	232,587
Total derivative financial assets (liabilities)	19,896	(21,999)
Carrying Amount | Options | Foreign exchange contracts
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Derivative financial assets	102,378	210,588
Derivative financial instruments	$ 82,482	$ 232,587